Stock-Based Compensation (Details) - EOS ENERGY STORAGE, LLC [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options
Options outstanding, beginning balance	6,815,603	5,257,427	3,879,955
Granted	1,250,000	4,422,114	1,708,806
Cancelled/Forfeited	(749,760)	(2,863,938)	(331,334)
Options Outstanding, ending balance	7,315,843	6,815,603	5,257,427
Options Exercisable	2,963,768	2,356,348	3,303,608
Weighted-Average Exercise Price
Weighted-average exercise price, begining balance	$ 0.90	$ 1.51	$ 1.39
Weighted-average exercise price granted	0.50	0.55	1.75
Weighted-average exercise price cancelled/forfeited	1.47	1.51	1.55
Weighted-average exercise price, ending balance	0.74	0.90	1.51
Weighted-average exercise price, exercisable	$ 1.04	$ 1.31	$ 1.33
Weighted-Average Remaining Contractual Term (years)
Outstanding, beginning	5 years 4 months 24 days	2 years 9 months 18 days
Outstanding, ending	5 years 8 months 12 days	5 years 4 months 24 days	2 years 9 months 18 days
Options Exercisable		1 year 9 months 18 days	2 years 9 months 18 days